The Company and key events - The company (Details) € in Thousands	6 Months Ended
	Jun. 30, 2021 EUR (€) employee subsidiary	Jun. 30, 2020 EUR (€) employee	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Notes To The Financial Statements [Abstract]
Net loss for the period	€ 23,719	€ 10,334
Total equity	€ 133,561	€ 207,764	€ 155,976	€ 217,416
Number of subsidiaries | subsidiary	1
Number of employees | employee	212	247